Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2012-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-31-2015						PAGE 1

A. DATES				Begin	End	# days
1	Determination Date				11/18/2015
2	Payment Date				11/20/2015
3	Collection Period			9/27/2015	10/31/2015	35
4	Monthly Interest Period - Actual/360			10/20/2015	11/19/2015	31
5	Monthly Interest - 30/360					30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	244,000,000.00	—	—	—	—
7	Class A-2 Notes	385,000,000.00	—	—	—	—
8	Class A-3 Notes	490,000,000.00	—	—	—	—
9	Class A-4 Notes	131,000,000.00	93,731,100.09	13,766,502.48	79,964,597.61	0.6104168

10	Total Securities	$1,250,000,000.00	$93,731,100.09	$13,766,502.48	$79,964,597.61

11	Overcollateralization	38,659,864.85	38,659,864.85		38,659,864.85

12	Adjusted Pool Balance	$1,288,659,864.85	$132,390,964.94	$13,766,502.48	$118,624,462.46

13	YSOC	62,838,901.04	4,139,310.04		3,647,055.67

14	Net Pool Balance	$1,351,498,765.89	$136,530,274.98	$13,766,502.48	$122,271,518.13

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.43878%	—	—	—	—
16	Class A-2 Notes	0.61000%	—	—	—	—
17	Class A-3 Notes	0.85000%	—	—	—	—
18	Class A-4 Notes	1.15000%	89,825.64	0.6856919	13,856,328.12	105.7734971

	Total Securities		89,825.64		13,856,328.12

C. COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					8,841,954.85
20	Scheduled Interest Payments Received					386,024.30
21	Prepayments of Principal Received					1,397,340.96
22	Liquidation Proceeds					3,842,215.27
23	Recoveries Received					106,669.90
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					14,574,205.28

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					679.87

28	Total Available Funds, prior to Servicer Advances					14,574,885.15

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					14,574,885.15

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					14,574,885.15

D. DISTRIBUTIONS
	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					113,775.23
35	Class A Noteholder Interest (Item 50)					89,825.64
36	Principal Distribution Amount (Item 75)					13,766,502.48
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					604,781.80

*	VCI, as Servicer, has elected to exercise its option under Section 8.1 of the Sale and Servicing Agreement to purchase the Trust Estate immediately after the monthly payment of principal and interest on November 20, 2015 (the “Redemption Date”) and has deposited $79,964,597.61 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	113,775.23	—	113,775.23

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	—	—	—
45	Class A-4 Interest	89,825.64	—	89,825.64
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	89,825.64	—	89,825.64

E. CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			132,390,964.94
52	Beginning Net Pool Balance		136,530,274.98
53	Receipts of Scheduled Principal		(8,841,954.85)
54	Receipts of Prepaid Principal		(1,397,340.96)
55	Liquidation Proceeds		(3,842,215.27)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(177,245.77)

59	Ending Net Pool Balance		122,271,518.13
60	Yield Supplement Overcollateralization Amount		3,647,055.67

61	Adjusted Pool Balance		118,624,462.46
62	Less: Adjusted Pool Balance - End of Collection Period			118,624,462.46

63	Calculated Principal Distribution Amount			13,766,502.48

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			14,574,885.15
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			113,775.23
67	Less: Interest Paid to Noteholders (Item 35)			89,825.64
68	Less: Calculated Principal Distribution (Item 63)			13,766,502.48

69	Equals: Remaining Available Funds before Servicer Advance			604,781.80
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			604,781.80
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			13,766,502.48

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,299.32, and (b) the aggregate note balance)			6,443,299.32
81	Initial Reserve Account Balance			1,288,659.86
82	Beginning Reserve Account Balance			6,443,299.32
83	Plus: Net Investment Income for the Collection Period			679.87

84	Subtotal: Reserve Fund Available for Distribution			6,443,979.19
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,979.19
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			679.87

89	Equals: Ending Reserve Account Balance			6,443,299.32

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G. POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,351,498,766	122,271,518
92	Number of Current Contracts		56,817	20,858
93	Weighted Average Loan Rate		3.15%	3.01%
94	Average Remaining Term		57.9	16.2
95	Average Original Term		62.5	65.7
96	Monthly Prepayment Rate			1.37%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		13	178,048.80
98	Liquidation Proceeds on Related Vehicles			803.03
99	Recoveries Received on Receivables Previously Charged Off			106,669.90

100	Net Principal Losses for Current Collection Period		13	70,575.87

101	Beginning Net Principal Losses		842	8,185,863.39
102	Net Principal Losses for Current Collection Period		13	70,575.87

103	Cumulative Net Principal Losses		855	8,256,439.26

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,351,498,765.89)			0.61%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	97.85%	20,544	119,640,611.12
106	31 - 60 Days Delinquent	1.87%	272	2,291,801.59
107	61 - 90 Days Delinquent	0.28%	42	339,105.42

108	Total	100.00%	20,858	122,271,518.13

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month